Significant Unobservable Inputs (level 3) and the Related Expenses and Losses (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Platform Operator, Crypto-Asset [Line Items]
Fair Value, December 31, 2022
Issuance of convertible debenture		$ 2,532,345
Fair Value, March 31, 2023	3,146,593
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Fair Value, December 31, 2022
Issuance of convertible debenture	2,825,771
Accretion for discount for warrants	48,926
Accretion for discount for OID	16,667
Change in fair value	255,229
Fair Value, March 31, 2023	$ 3,146,593